Consolidated net debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Net Debt [Abstract]
Analysis of changes in consolidated net debt
	Financing liabilities (b)		Other assets
	Borrowings (including finance leases) excluding	Debt-related derivatives (included in Other financial assets/	Cash/	Other	2017	2016
	Overdrafts (a)	liabilities)	Overdrafts (b)	investments (c)	Net debt	Net debt
Year ended 31 December					US$m	US$m
Analysis of changes in consolidated net debt
Opening balance	(17,618)	(408)	8,189	250	(9,587)	(13,783)
Foreign exchange adjustment	(303)	245	(12)	-	(70)	90
Cash movements excluding exchange movements	2,777	7	2,370	705	5,859	3,915
Other non-cash movements	(29)	(21)	-	3	(47)	191
Closing balance	(15,173)	(177)	10,547	958	(3,845)	(9,587)

(a)

Borrowings (including finance leases) at 31 December 2017 differ from total borrowings on the balance sheet as they exclude overdrafts of US$3 million (31 December 2016: US$12 million), other current financial liabilities of US$352 million (31 December 2016: US$205 million) and other non-current financial liabilities US$524 million (31 December 2016: US$557 million).

(b)

Closing cash/overdrafts at 31 December 2017 differ from cash and cash equivalents on the balance sheet as they include overdrafts of US$3 million which have been classified as a financial liability (31 December 2016: US$12 million).

(c)	Other investments comprise US$958 million (2016: US$250 million) of highly liquid financial assets held in managed investment funds classified as held for trading.

Exchange gains/(losses) on US dollar net debt and intragroup balances
	2017	2016	2015
	US$m	US$m	US$m
Exchange gains/(losses) on US dollar net debt and intragroup balances
Exchange gains/(losses) on US dollar net debt	554	160	(1,578)
Exchange (losses)/gains on intragroup balances	(1,154)	449	(1,961)
Exchange (losses)/gains on settlement of dividends	(1)	2	1
(Charged)/credited to income statement	(601)	611	(3,538)